RISK/RETURN
Investment Objective
The investment objective of the Waterville Large Cap Value Fund (“Fund”) is long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Waterville Large Cap Value Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Annual Fund Operating Expenses Waterville Large Cap Value Fund		Institutional Shares	Investor Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		1.48%	27.08%
Total Annual Fund Operating Expenses		2.48%	28.33%
Fee Reduction and/or Expense Reimbursement	[1]	(0.48%)	(26.33%)
Net Annual Fund Operating Expenses		2.00%	2.00%
[1]	The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividends on short sales, acquired fund fees and expenses, and extraordinary expenses) of Institutional and Investor Shares to 2.00%, respectively, through at least March 1, 2012 ("Expense Cap"). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for any contractual fee reduction or expense reimbursements if reimbursement to the Adviser occurs within three years of the fee reduction or expense reimbursement and does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Waterville Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	203	727	1,277	2,780
Investor Shares	203	4,757	7,434	10,240

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies
Under normal conditions, Waterville Capital, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of large market capitalization companies and instruments that provide exposure to such securities. The Fund intends to invest primarily in securities that are undervalued and exhibit the likelihood of exceeding market returns. The Adviser seeks securities selling at discounts to their underlying values and then holds these securities until their market values reflect their intrinsic values. The Adviser anticipates that the Fund’s portfolio will consist of 25 to 100 positions, which may be invested in similar businesses.
The Adviser may sell out of the money Standard & Poor’s 500 Composite Stock Index (the “Index” or the “S&P 500 Index”) call options on a substantial amount of the Fund’s portfolio holdings of common stocks. The Adviser believes that over time, the addition of these S&P 500 Index call options will add to the performance and smooth the returns of the Fund. The Fund may seek to achieve higher after tax returns by employing tax management techniques and strategies.

Principal Investment Risks
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.
Counterparty Risk. A counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. The Fund may experience delays in obtaining recovery, or obtain limited or no recovery in such circumstances.
Equity Risk. The Fund is subject to the risks of broad stock market decline or a decline in particular holdings. In addition, the value of a security may decline for a number of reasons which directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
Focused Holdings Risk. Since the Fund will normally hold a core portfolio of stocks of fewer companies than other more diversified funds, the increase or decrease of the value of a single stock may have a greater impact on the Fund’s NAV and total return.
Index Call Option Risk. The Fund does not intend that it will contain exactly the same stocks as the S&P 500 Index and, as a result, bears a risk that the value of the securities held in the Fund may vary from the value of the S&P 500 Index and, despite complying with any applicable collateralization requirement, may result in a complete loss of principal. In addition, the value of the S&P 500 Index options written by the Fund will be affected by changes in the value and dividend rates of the stocks in that index, changes in the actual or perceived volatility of the stock market, the remaining time on the options and any reduced liquidity in the market for such options. Further, when a call option written by the Fund is exercised, the Fund is expected to forego any additional gains experienced by the index that is the subject of the option.
Management Risk. The Fund is actively managed and its performance therefore will reflect the Adviser's ability to make investment decisions which are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.
Sector Risk. The Fund may hold a core portfolio of stocks invested in similar businesses, all of which could be affected by the same economic or market conditions.
Value Stock Risk. Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market and may remain undervalued for extended periods of time.

Performance Information
The following chart and table illustrate the variability of the annual returns of the Fund’s Institutional Share class. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for the past year and how the Fund’s average annual returns compare to the the S&P 500 Index, a broad measure of market performance. Updated performance information is available by calling (877) 356-9055 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

During the period shown in the chart, the highest quarterly return was 10.23% for the quarter ended December 31, 2010 and the lowest quarterly return was (12.45%) for the quarter ended June 30, 2010.
Average Annual Returns
Average Annual Total Returns Waterville Large Cap Value Fund	1 Year	Since Inception	Inception Date
Institutional Shares	11.34%	18.26%	Nov 2, 2009
Institutional Shares After Taxes on Distributions	10.74%	17.67%
Institutional Shares After Taxes on Distributions and Sales	7.68%	15.33%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	19.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns shown are for the Fund’s Institutional Shares and may vary for Investor Shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	Forum Funds
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Mar 1, 2011
Waterville Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Waterville Large Cap Value Fund (“Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, Waterville Capital, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equity securities of large market capitalization companies and instruments that provide exposure to such securities. The Fund intends to invest primarily in securities that are undervalued and exhibit the likelihood of exceeding market returns. The Adviser seeks securities selling at discounts to their underlying values and then holds these securities until their market values reflect their intrinsic values. The Adviser anticipates that the Fund’s portfolio will consist of 25 to 100 positions, which may be invested in similar businesses.
The Adviser may sell out of the money Standard & Poor’s 500 Composite Stock Index (the “Index” or the “S&P 500 Index”) call options on a substantial amount of the Fund’s portfolio holdings of common stocks. The Adviser believes that over time, the addition of these S&P 500 Index call options will add to the performance and smooth the returns of the Fund. The Fund may seek to achieve higher after tax returns by employing tax management techniques and strategies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Unprecedented recent turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.
Counterparty Risk. A counterparty to a financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties. The Fund may experience delays in obtaining recovery, or obtain limited or no recovery in such circumstances.
Equity Risk. The Fund is subject to the risks of broad stock market decline or a decline in particular holdings. In addition, the value of a security may decline for a number of reasons which directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
Focused Holdings Risk. Since the Fund will normally hold a core portfolio of stocks of fewer companies than other more diversified funds, the increase or decrease of the value of a single stock may have a greater impact on the Fund’s NAV and total return.
Index Call Option Risk. The Fund does not intend that it will contain exactly the same stocks as the S&P 500 Index and, as a result, bears a risk that the value of the securities held in the Fund may vary from the value of the S&P 500 Index and, despite complying with any applicable collateralization requirement, may result in a complete loss of principal. In addition, the value of the S&P 500 Index options written by the Fund will be affected by changes in the value and dividend rates of the stocks in that index, changes in the actual or perceived volatility of the stock market, the remaining time on the options and any reduced liquidity in the market for such options. Further, when a call option written by the Fund is exercised, the Fund is expected to forego any additional gains experienced by the index that is the subject of the option.
Management Risk. The Fund is actively managed and its performance therefore will reflect the Adviser's ability to make investment decisions which are suited to achieving the Fund's investment objectives. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives.
Sector Risk. The Fund may hold a core portfolio of stocks invested in similar businesses, all of which could be affected by the same economic or market conditions.
Value Stock Risk. Investments in value stocks are subject to the risk that their true worth may not be fully realized by the market and may remain undervalued for extended periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following chart and table illustrate the variability of the annual returns of the Fund’s Institutional Share class. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for the past year and how the Fund’s average annual returns compare to the the S&P 500 Index, a broad measure of market performance. Updated performance information is available by calling (877) 356-9055 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table illustrate the variability of the annual returns of the Fund's Institutional Share class.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance for the past year and how the Fund's average annual returns compare to the the S&P 500 Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 356-9055 (toll free)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the chart, the highest quarterly return was 10.23% for the quarter ended December 31, 2010 and the lowest quarterly return was (12.45%) for the quarter ended June 30, 2010.
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.23%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.45%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns shown are for the Fund's Institutional Shares and may vary for Investor Shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns shown are for the Fund’s Institutional Shares and may vary for Investor Shares.

Waterville Large Cap Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Fee Reduction and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	727
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,277
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,780
Annual Return 2010	rr_AnnualReturn2010	11.34%
1 Year	rr_AverageAnnualReturnYear01	11.34%
Since Inception	rr_AverageAnnualReturnSinceInception	18.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Waterville Large Cap Value Fund | Institutional Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.74%
Since Inception	rr_AverageAnnualReturnSinceInception	17.67%
Waterville Large Cap Value Fund | Institutional Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.68%
Since Inception	rr_AverageAnnualReturnSinceInception	15.33%
Waterville Large Cap Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	27.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	28.33%
Fee Reduction and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(26.33%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	4,757
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	7,434
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	10,240
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 2, 2009
Waterville Large Cap Value Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	19.94%

[1]	The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividends on short sales, acquired fund fees and expenses, and extraordinary expenses) of Institutional and Investor Shares to 2.00%, respectively, through at least March 1, 2012 ("Expense Cap"). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for any contractual fee reduction or expense reimbursements if reimbursement to the Adviser occurs within three years of the fee reduction or expense reimbursement and does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.